Quarterly Report
July 31, 2024
MFS®  Global Alternative
Strategy Fund
DTR-Q3

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 74.1%
Aerospace & Defense – 1.5%
Boeing Co. (a)	1,287	$245,302
CACI International, Inc., “A” (a)	229	105,679
General Dynamics Corp.	1,498	447,468
Hexcel Corp.	151	9,998
Honeywell International, Inc.	128	26,208
Howmet Aerospace, Inc.	3,121	298,680
KBR, Inc.	2,166	144,234
L3Harris Technologies, Inc.	200	45,378
Leidos Holdings, Inc.	512	73,933
Loar Holdings, Inc. (a)(l)	39	2,437
Moog, Inc., “A”	163	31,964
MTU Aero Engines Holding AG	481	136,231
RTX Corp.	667	78,366
Singapore Technologies Engineering Ltd.	30,400	100,427
Textron, Inc.	1,545	143,530
Thales S.A.	275	43,735
TransDigm Group, Inc.	49	63,417
		$1,996,987
Airlines – 0.1%
Alaska Air Group, Inc. (a)	381	$14,299
Delta Air Lines, Inc.	779	33,513
Ryanair Holdings PLC, ADR	338	34,239
Vontier Corp.	794	31,149
		$113,200
Alcoholic Beverages – 0.9%
Carlsberg Group	423	$51,125
China Resources Beer Holdings Co. Ltd.	11,500	36,016
Constellation Brands, Inc., “A”	77	18,877
Diageo PLC	6,630	206,176
Heineken N.V.	5,299	470,372
Kirin Holdings Co. Ltd.	2,600	36,891
Pernod Ricard S.A.	3,133	420,446
		$1,239,903
Apparel Manufacturers – 1.1%
Burberry Group PLC	1,127	$11,228
Canada Goose Holdings, Inc. (a)	1,951	22,534
Compagnie Financiere Richemont S.A.	1,450	221,362
LVMH Moet Hennessy Louis Vuitton SE	885	625,438
NIKE, Inc., “B”	516	38,628
PVH Corp.	4,471	455,997
Skechers USA, Inc., “A” (a)	2,102	136,903
Under Amour, Inc., “C” (a)	3,644	24,743
		$1,536,833
Automotive – 0.5%
Aptiv PLC (a)	715	$49,614
Atmus Filtration Technologies, Inc.	1,038	32,012
Bridgestone Corp.	1,000	41,081
Compagnie Generale des Etablissements Michelin	1,161	45,988
Copart, Inc. (a)	3,087	161,543
DENSO Corp.	3,900	64,840
Lear Corp.	294	35,880
LKQ Corp.	2,403	99,724

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
Niterra Co. Ltd.	2,400	$71,723
Stanley Electric Co. Ltd.	2,100	41,568
Visteon Corp. (a)	790	91,277
		$735,250
Biotechnology – 0.4%
Adaptive Biotechnologies Corp. (a)	3,870	$17,608
BioAtla, Inc. (a)(l)	668	1,209
Biogen, Inc. (a)	813	173,331
Blueprint Medicines Corp. (a)	228	24,692
BridgeBio Pharma, Inc. (a)	656	17,023
CG Oncology, Inc. (a)	294	9,805
CSL Ltd.	379	77,166
Gilead Sciences, Inc.	1,947	148,089
Illumina, Inc. (a)	156	19,126
Immunocore Holdings PLC, ADR (a)	438	17,389
Oxford Nanopore Technologies PLC (a)	5,742	8,917
Prelude Therapeutics, Inc. (a)	645	4,109
		$518,464
Broadcasting – 0.3%
Netflix, Inc. (a)	351	$220,551
Nippon Television Holdings, Inc.	4,100	66,004
Omnicom Group, Inc.	1,334	130,785
Walt Disney Co.	416	38,975
		$456,315
Brokerage & Asset Managers – 2.2%
Ares Management Co.	707	$108,312
Bank of New York Mellon Corp.	3,729	242,646
Barclays PLC	24,888	74,804
Bolsa Mexicana de Valores S.A. de C.V.	31,200	48,564
Cboe Global Markets, Inc.	122	22,388
Charles Schwab Corp.	542	35,333
Citigroup, Inc.	14,917	967,815
CME Group, Inc.	152	29,444
Computershare Ltd.	6,564	118,688
Deutsche Boerse AG	954	195,549
Euronext N.V.	919	92,994
Evercore Partners, Inc.	218	54,585
GCM Grosvenor, Inc., “A”	2,672	29,739
Hamilton Lane, Inc., “A”	351	50,674
KKR & Co., Inc.	1,571	193,940
London Stock Exchange Group PLC	575	70,002
LPL Financial Holdings, Inc.	293	64,905
NASDAQ, Inc. (f)	3,639	246,288
Pinnacle Investment Management Group Ltd.	3,785	40,962
Raymond James Financial, Inc.	473	54,868
TMX Group Ltd.	3,407	103,544
TPG, Inc.	921	46,962
WisdomTree Investments, Inc.	4,728	56,452
		$2,949,458
Business Services – 2.1%
Accenture PLC, “A”	1,763	$582,883
Bunzl PLC	1,426	59,725
CoStar Group, Inc. (a)	3,358	261,991
Endava PLC, ADR (a)	407	12,967
ExlService Holdings, Inc. (a)	1,185	41,783

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Experian PLC	2,898	$136,801
Fidelity National Information Services, Inc.	528	40,566
Fiserv, Inc. (a)	132	21,591
Global Payments, Inc.	319	32,423
IMCD Group N.V.	389	55,992
Intertek Group PLC	1,668	108,287
Morningstar, Inc.	270	85,766
MSCI, Inc.	272	147,087
Nomura Research Institute Ltd.	6,897	213,104
NS Solutions Corp. (l)	5,500	126,481
Remitly Global, Inc. (a)	3,865	51,057
Secom Co. Ltd.	200	12,846
SGS S.A.	1,306	142,987
Thoughtworks Holding, Inc. (a)	10,298	35,837
TransUnion	1,489	134,397
TriNet Group, Inc.	595	62,029
UL Solutions, Inc.	2,095	105,860
Verisk Analytics, Inc., “A”	1,342	351,269
WNS (Holdings) Ltd. (a)	339	20,198
		$2,843,927
Cable TV – 0.0%
Cable One, Inc.	25	$10,334
Chemicals – 0.1%
Avient Corp.	760	$34,382
Eastman Chemical Co.	539	55,695
Element Solutions, Inc.	1,552	41,827
		$131,904
Computer Software – 5.9%
ACI Worldwide, Inc. (a)	1,403	$60,652
Adobe Systems, Inc. (a)	432	238,313
Alkami Technology, Inc. (a)	1,372	44,906
Altair Engineering, Inc., “A” (a)	329	29,070
ANSYS, Inc. (a)	127	39,831
Autodesk, Inc. (a)	600	148,512
AvidXchange Holdings, Inc. (a)	2,068	18,488
Cadence Design Systems, Inc. (a)(f)	2,985	798,965
CCC Intelligent Holdings, Inc. (a)	5,935	60,893
Check Point Software Technologies Ltd. (a)	177	32,471
Computer Modelling Group Ltd.	20,503	205,824
Constellation Software, Inc.	84	265,041
CrowdStrike Holdings, Inc. (a)	294	68,196
Dassault Systemes SE	6,770	256,732
Definitive Healthcare Corp. (a)	4,919	19,184
DoubleVerify Holdings, Inc. (a)	964	20,360
Dun & Bradstreet Holdings, Inc.	6,250	68,000
Five9, Inc. (a)	1,557	69,364
Guidewire Software, Inc. (a)	1,234	185,186
HubSpot, Inc. (a)	38	18,887
Kinaxis, Inc. (a)	1,286	158,215
Microsoft Corp. (f)	6,728	2,814,659
Nutanix, Inc. (a)	4,531	228,861
OBIC Co. Ltd.	900	136,978
OneStream, Inc. (a)	695	19,356
Procore Technologies, Inc. (a)	659	46,809
RingCentral, Inc. (a)	4,773	167,294
Sabre Corp. (a)	4,939	16,941

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Salesforce, Inc.	842	$217,910
SAP SE	3,775	796,753
SentinelOne, Inc., “A” (a)	2,139	48,983
ServiceNow, Inc. (a)	209	170,208
Synopsys, Inc. (a)	617	344,483
Tyler Technologies, Inc. (a)	237	134,642
Wisetech Global Ltd.	1,214	76,216
Zeta Global Holdings Corp. (a)	1,360	29,131
		$8,056,314
Computer Software - Systems – 3.8%
Alten S.A.	520	$57,290
Amadeus IT Group S.A.	9,249	607,991
Apple, Inc. (f)(s)	13,441	2,984,977
Capgemini	1,180	234,467
CDW Corp.	146	31,844
EPAM Systems, Inc. (a)	64	13,768
Fujitsu Ltd.	2,400	42,860
Hitachi Ltd.	29,500	677,025
Q2 Holdings, Inc. (a)	676	45,610
QXO, Inc. (PIPE) (a)(z)	2,238	27,975
Samsung Electronics Co. Ltd.	4,206	258,603
Softchoice Corp.	1,822	23,569
Venture Corp. Ltd.	5,400	61,042
Verint Systems, Inc. (a)	678	24,503
Zebra Technologies Corp., “A” (a)	113	39,685
		$5,131,209
Construction – 1.6%
Allegion PLC	283	$38,717
AZEK Co., Inc. (a)	719	32,276
Breedon Group PLC	11,293	62,644
Builders FirstSource, Inc. (a)	1,437	240,511
Compagnie de Saint-Gobain S.A.	2,831	243,392
CRH PLC	3,234	277,154
Essex Property Trust, Inc., REIT	142	39,527
Independence Realty Trust, Inc., REIT	1,986	37,039
Masco Corp.	1,931	150,328
Mid-America Apartment Communities, Inc., REIT	254	35,502
Mohawk Industries, Inc. (a)	187	30,120
Otis Worldwide Corp.	342	32,319
Sherwin-Williams Co.	83	29,116
Smith Douglas Homes Corp. (a)(l)	398	13,090
Stanley Black & Decker, Inc.	362	38,235
Summit Materials, Inc., “A” (a)	2,829	118,196
Sun Communities, Inc., REIT	311	39,413
Techtronic Industries Co. Ltd.	6,500	84,082
Toll Brothers, Inc.	1,778	253,738
Vulcan Materials Co.	1,613	442,785
		$2,238,184
Consumer Products – 1.3%
Church & Dwight Co., Inc.	985	$96,540
Colgate-Palmolive Co. (f)	4,855	481,567
e.l.f. Beauty, Inc. (a)	112	19,329
Estée Lauder Cos., Inc., “A”	174	17,332
Helen of Troy Ltd. (a)	241	14,245
International Flavors & Fragrances, Inc.	537	53,421
Kao Corp.	1,200	52,717

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Kenvue, Inc.	14,089	$260,506
Kimberly-Clark Corp.	3,105	419,330
Kobayashi Pharmaceutical Co. Ltd.	2,400	96,541
MGP Ingredients, Inc.	261	21,285
Newell Brands, Inc.	5,081	43,646
Prestige Consumer Healthcare, Inc. (a)	583	41,282
Reckitt Benckiser Group PLC	2,992	160,701
		$1,778,442
Consumer Services – 0.7%
Asante, Inc.	7,200	$87,459
Avis Budget Group, Inc.	147	14,848
Booking Holdings, Inc.	116	430,941
Boyd Group Services, Inc.	234	39,233
Bright Horizons Family Solutions, Inc. (a)	1,013	121,813
Carsales.com Ltd.	953	21,857
European Wax Center, Inc., “A” (a)	3,543	33,269
Grand Canyon Education, Inc. (a)	214	33,373
Meitec Group Holdings, Inc.	3,500	79,351
Persol Holdings Co. Ltd.	10,100	17,392
Seek Ltd.	926	13,345
Trip.com Group Ltd. (a)	1,000	42,725
		$935,606
Containers – 0.7%
AptarGroup Inc.	241	$35,422
Ardagh Metal Packaging S.A.	3,206	11,798
Avery Dennison Corp.	169	36,644
Crown Holdings, Inc.	367	32,553
Graphic Packaging Holding Co.	3,077	92,618
Owens Corning	3,858	719,054
Silgan Holdings, Inc.	755	38,830
Verallia	1,468	43,214
		$1,010,133
Electrical Equipment – 2.1%
AMETEK, Inc.	1,333	$231,249
Amphenol Corp., “A”	1,214	78,012
Berry Global, Inc.	1,201	78,930
Johnson Controls International PLC	950	67,963
Legrand S.A.	2,522	272,616
Littlefuse, Inc.	161	43,005
Mitsubishi Electric Corp.	22,100	370,982
nVent Electric PLC	2,707	196,609
Schneider Electric SE	5,998	1,446,594
Sensata Technologies Holding PLC	657	25,616
TE Connectivity Ltd.	390	60,189
TriMas Corp.	968	23,793
		$2,895,558
Electronics – 5.6%
Advanced Energy Industries, Inc.	564	$65,633
Allegro MicroSystems, Inc. (a)	1,290	31,012
Analog Devices, Inc.	2,698	624,263
Applied Materials, Inc. (f)	3,701	785,352
ASM International N.V.	510	349,714
ASM Pacific Technology Ltd.	4,300	44,699
ASML Holding N.V.	103	94,807
ASML Holding N.V., ADR	265	248,225

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Astera Labs, Inc. (a)	102	$4,472
Axcelis Technologies, Inc. (a)	172	21,732
Cohu, Inc. (a)	685	21,913
Corning, Inc.	1,071	42,851
Flex Ltd. (a)	1,808	58,127
Formfactor, Inc. (a)	965	51,685
Intel Corp.	1,433	44,050
KLA Corp.	79	65,023
Lam Research Corp.	582	536,162
Marvell Technology, Inc.	966	64,703
Melexis N.V.	269	23,450
Monolithic Power Systems, Inc.	353	304,671
Nova Ltd. (a)	167	34,480
NVIDIA Corp. (f)	22,475	2,630,024
NXP Semiconductors N.V.	455	119,738
ON Semiconductor Corp. (a)	434	33,961
Onto Innovation, Inc. (a)	204	39,025
Plexus Corp. (a)	320	41,014
Renesas Electronics Corp.	3,700	65,372
Silicon Motion Technology Corp., ADR	808	56,108
Skyworks Solutions, Inc.	255	28,973
Taiwan Semiconductor Manufacturing Co. Ltd.	16,654	478,705
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,557	589,751
		$7,599,695
Energy - Independent – 1.7%
Antero Resources Corp. (a)	2,492	$72,318
Chesapeake Energy Corp. (l)	478	36,486
ConocoPhillips (s)	2,415	268,548
Diamondback Energy, Inc.	969	196,038
Hess Corp.	220	33,752
Marathon Petroleum Corp.	1,208	213,840
Matador Resources Co.	1,373	84,412
Permian Resources Corp.	7,288	111,798
Phillips 66	1,629	236,987
Reliance Industries Ltd.	10,805	390,472
Valero Energy Corp.	2,097	339,127
Viper Energy, Inc.	2,021	86,236
Woodside Energy Group Ltd.	13,902	252,016
		$2,322,030
Energy - Integrated – 1.0%
Aker BP ASA	5,158	$125,232
Eni S.p.A.	3,747	60,009
Exxon Mobil Corp. (f)	4,472	530,334
Galp Energia SGPS S.A., “B”	3,908	82,283
TotalEnergies SE	8,008	541,493
		$1,339,351
Energy - Renewables – 0.0%
AES Corp.	1,772	$31,524
GE Vernova, Inc. (a)(w)	116	20,676
		$52,200
Engineering - Construction – 0.6%
Centuri Holdings, Inc. (a)	1,511	$24,947
Comfort Systems USA, Inc.	212	70,473
Corporacion Inmobiliaria Vesta S.A.B. de C.V., ADR	717	21,066
EMCOR Group, Inc.	328	123,144

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – continued
Jacobs Solutions, Inc.	681	$99,664
Prologis Property Mexico S.A. de C.V., REIT	15,211	50,782
Quanta Services, Inc.	341	90,495
Taisei Corp.	5,100	217,775
TopBuild Corp. (a)	145	69,388
		$767,734
Entertainment – 0.4%
CTS Eventim AG	919	$81,059
Spotify Technology S.A. (a)	1,446	497,337
Vivid Seats, Inc., “A” (a)	3,937	19,213
		$597,609
Food & Beverages – 2.2%
Britvic PLC	5,910	$96,414
Celsius Holdings, Inc. (a)	715	33,483
Chocoladefabriken Lindt & Sprungli AG	15	188,151
Coca-Cola Co.	3,177	212,033
Coca-Cola Europacific Partners PLC	523	38,582
Cranswick PLC	956	58,561
Duckhorn Portfolio, Inc. (a)	3,356	24,365
General Mills, Inc.	2,643	177,451
Hershey Co.	144	28,437
Ingredion, Inc.	1,900	236,303
Mondelez International, Inc.	361	24,674
Morinaga & Co. Ltd.	4,700	90,765
Nestle S.A.	6,862	696,871
Nestle S.A., ADR	2,371	239,447
Nomad Foods Ltd.	2,545	48,635
Novozymes A/S	2,346	149,360
Oatly Group AB, ADR (a)	8,408	8,299
PepsiCo, Inc.	1,486	256,588
S Foods, Inc. (l)	3,300	66,042
Toyo Suisan Kaisha Ltd.	4,800	328,267
WK Kellogg Co.	1,211	21,314
		$3,024,042
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	1,319	$26,156
JM Holdings Co. Ltd. (l)	4,700	90,208
Kroger Co. (f)	3,207	174,781
Patlac Corp.	1,900	58,320
Seven & I Holdings Co. Ltd.	1,800	21,635
Sundrug Co. Ltd.	3,300	91,634
		$462,734
Forest & Paper Products – 0.1%
International Paper Co.	1,334	$62,004
Suzano Papel e Celulose S.A., ADR	4,759	45,401
		$107,405
Furniture & Appliances – 0.1%
Howden Joinery Group PLC	5,986	$72,374
Gaming & Lodging – 1.0%
Aristocrat Leisure Ltd.	1,608	$57,015
DraftKings, Inc. (a)	2,019	74,602
Flutter Entertainment PLC (a)	1,277	252,403
Genius Sports Ltd. (a)	7,905	53,991

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Hilton Worldwide Holdings, Inc.	114	$24,473
Host Hotels & Resorts, Inc., REIT	14,523	254,298
Hyatt Hotels Corp.	884	130,240
International Game Technology PLC	2,797	65,646
Marriott International, Inc., “A”	1,003	227,982
Ryman Hospitality Properties, Inc., REIT	857	86,137
Sands China Ltd. (a)	7,200	13,412
VICI Properties, Inc., REIT	1,505	47,046
Viking Holdings Ltd. (a)	500	17,850
Whitbread PLC	787	29,441
		$1,334,536
General Merchandise – 0.2%
Dollar General Corp.	209	$25,161
Dollarama, Inc.	1,943	182,148
Five Below, Inc. (a)	109	7,929
Ollie's Bargain Outlet Holdings, Inc. (a)	340	33,198
		$248,436
Health Maintenance Organizations – 0.7%
Cigna Group (f)	2,697	$940,363
Humana, Inc.	96	34,715
		$975,078
Insurance – 3.8%
AIA Group Ltd.	52,200	$347,904
American International Group, Inc.	621	49,202
Ameriprise Financial, Inc. (f)	1,774	762,944
Aon PLC	1,423	467,470
Arthur J. Gallagher & Co.	781	221,406
Assurant, Inc.	445	77,817
Beazley PLC	29,027	255,053
Chubb Ltd.	194	53,478
Corebridge Financial, Inc.	13,973	412,902
Equitable Holdings, Inc.	18,775	818,778
Everest Group Ltd.	83	32,608
Hanover Insurance Group, Inc.	562	77,269
Hartford Financial Services Group, Inc.	770	85,408
Hiscox Ltd.	2,440	39,868
Kemper Corp.	262	16,784
Lincoln National Corp.	1,680	55,944
Marsh & McLennan Cos., Inc.	1,462	325,397
Progressive Corp.	2,520	539,582
Reinsurance Group of America, Inc.	1,144	257,892
Selective Insurance Group, Inc.	351	31,702
Steadfast Group Ltd.	17,193	72,970
Stewart Information Services Corp.	310	21,917
Voya Financial, Inc.	553	40,220
Willis Towers Watson PLC	363	102,468
Zurich Insurance Group AG	117	64,408
		$5,231,391
Internet – 2.9%
Alphabet, Inc., “A” (f)(s)	6,014	$1,031,641
Alphabet, Inc., “C” (f)	3,913	677,536
Gartner, Inc. (a)	349	174,915
M3, Inc.	11,600	108,506
MakeMyTrip Ltd. (a)	762	71,316
Meta Platforms, Inc., “A” (f)	3,569	1,694,668

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – continued
NAVER Corp.	978	$123,604
		$3,882,186
Leisure & Toys – 0.6%
Brunswick Corp.	1,260	$102,627
Corsair Gaming, Inc. (a)	3,221	26,444
Electronic Arts, Inc.	444	67,017
Funko, Inc., “A” (a)	2,952	29,491
Hasbro, Inc.	471	30,361
Mattel, Inc. (a)	1,544	29,784
Patrick Industries, Inc.	177	22,667
Take-Two Interactive Software, Inc. (a)	938	141,197
Tencent Holdings Ltd.	6,200	286,264
VTech Holdings Ltd.	14,400	94,679
Yamaha Corp.	600	14,322
		$844,853
Machinery & Tools – 2.7%
AGCO Corp. (f)	2,224	$209,990
Assa Abloy AB	14,071	428,206
Azbil Corp.	1,900	55,274
Crane Co.	536	85,985
Daikin Industries Ltd.	500	72,414
Eaton Corp. PLC	957	291,684
ESAB Corp.	349	35,458
Flowserve Corp.	1,316	66,524
GEA Group AG	11,840	523,317
Hayward Holdings, Inc. (a)	2,559	37,848
Illinois Tool Works, Inc.	808	199,802
IMI PLC	6,915	168,369
Ingersoll Rand, Inc.	1,085	108,934
ITT, Inc.	480	67,901
Nordson Corp.	44	11,015
PACCAR, Inc.	248	24,468
Pentair PLC	470	41,299
RB Global, Inc.	900	71,667
RB Global, Inc.	5,151	410,356
Regal Rexnord Corp.	569	91,427
SIG Combibloc Group AG	3,971	83,469
SMC Corp.	200	97,764
Spirax-Sarco Engineering PLC	1,179	137,319
Timken Co.	405	35,215
Toyota Industries Corp.	700	58,395
Wabtec Corp.	1,767	284,752
Weir Group PLC	1,458	38,086
		$3,736,938
Major Banks – 2.7%
Banco Bradesco S.A., ADR	14,862	$32,994
Bank of America Corp.	2,038	82,152
Bank of Ireland Group PLC	29,627	335,868
BNP Paribas S.A.	1,408	96,701
DBS Group Holdings Ltd.	7,840	214,967
Goldman Sachs Group, Inc.	137	69,737
ING Groep N.V.	4,084	74,033
JPMorgan Chase & Co.	3,320	706,496
Mitsubishi UFJ Financial Group, Inc.	7,100	82,508
Morgan Stanley	3,265	336,981
NatWest Group PLC	99,857	472,534

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
PNC Financial Services Group, Inc.	235	$42,558
Regions Financial Corp.	1,913	42,794
Resona Holdings, Inc.	42,200	306,174
State Street Corp.	2,478	210,556
UBS Group AG	2,291	69,585
Wells Fargo & Co.	7,365	437,039
		$3,613,677
Medical & Health Technology & Services – 1.7%
Cardinal Health, Inc.	1,491	$150,338
Cencora, Inc.	292	69,461
Certara, Inc. (a)	3,082	48,110
Encompass Health Corp.	279	25,930
HCA Healthcare, Inc.	214	77,693
HealthEquity, Inc. (a)	374	29,352
ICON PLC (a)	828	271,948
IDEXX Laboratories, Inc. (a)	169	80,464
IQVIA Holdings, Inc. (a)	380	93,567
Labcorp Holdings, Inc.	124	26,715
McKesson Corp. (f)	1,870	1,153,827
Option Care Health, Inc. (a)	1,185	35,183
Schrodinger, Inc. (a)	1,506	33,554
Tempus AI, Inc. (a)	355	15,364
Universal Health Services, Inc.	225	48,096
Veeva Systems, Inc. (a)	725	139,149
		$2,298,751
Medical Equipment – 2.3%
Agilent Technologies, Inc.	1,414	$199,940
Becton, Dickinson and Co.	122	29,409
Bio-Techne Corp.	1,616	131,849
Boston Scientific Corp. (a)	3,155	233,091
Concentra Group Holdings, Inc. (a)	1,369	31,911
ConvaTec Group PLC	13,114	39,483
CryoPort, Inc. (a)	2,764	25,512
Danaher Corp.	46	12,746
DexCom, Inc. (a)	677	45,914
Eiken Chemical Co. Ltd. (l)	6,300	102,293
Envista Holdings Corp. (a)	2,931	50,032
EssilorLuxottica	1,961	449,289
Fractyl Health, Inc. (a)(l)	1,098	3,503
Gerresheimer AG	1,271	131,708
Hologic, Inc. (a)	1,898	154,896
Maravai Lifesciences Holdings, Inc., “A” (a)	3,061	29,784
Medtronic PLC	493	39,598
Natera, Inc. (a)	296	30,307
Olympus Corp.	2,500	42,925
OptiNose, Inc. (a)	3,564	3,742
Outset Medical, Inc. (a)	1,708	6,063
Penumbra, Inc. (a)	172	28,740
PROCEPT BioRobotics Corp. (a)	442	27,987
Qiagen N.V.	5,297	236,640
QIAGEN N.V.	1,213	53,971
QuidelOrtho Corp. (a)	404	15,873
Revvity, Inc.	219	27,509
Shimadzu Corp.	7,100	209,816
Smith & Nephew PLC	6,173	89,118
STERIS PLC	939	224,196
Teleflex, Inc.	103	22,755

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Terumo Corp.	1,200	$21,433
Thermo Fisher Scientific, Inc.	294	180,322
UFP Technologies, Inc. (a)	116	37,304
West Pharmaceutical Services, Inc.	206	63,071
Zimmer Biomet Holdings, Inc.	245	27,281
		$3,060,011
Metals & Mining – 0.3%
Glencore PLC	43,202	$238,704
Mitsui & Co. Ltd.	2,700	62,982
Reliance, Inc.	138	42,029
United States Steel Corp.	2,861	117,558
		$461,273
Natural Gas - Distribution – 0.5%
Atmos Energy Corp.	226	$28,901
China Resources Gas Group Ltd.	5,600	19,034
DCC PLC	1,426	98,259
Italgas S.p.A.	15,613	83,438
MDU Resources Group, Inc.	1,015	27,344
New Jersey Resources Corp.	733	34,268
ONE Gas, Inc.	592	41,221
UGI Corp.	13,378	331,507
		$663,972
Natural Gas - Pipeline – 0.1%
APA Group	3,210	$16,605
Plains GP Holdings LP	4,140	79,074
Targa Resources Corp.	475	64,258
		$159,937
Network & Telecom – 0.5%
Fortinet, Inc. (a)	3,711	$215,386
Motorola Solutions, Inc.	87	34,706
Qualcomm, Inc.	1,986	359,367
		$609,459
Oil Services – 0.3%
Expro Group Holdings N.V. (a)	1,397	$32,438
Halliburton Co.	743	25,767
Helmerich & Payne	500	20,210
JGC Holdings Corp.	5,400	46,089
Schlumberger Ltd.	326	15,743
TechnipFMC PLC (a)	4,817	142,101
Tenaris S.A., ADR	2,320	73,869
		$356,217
Other Banks & Diversified Financials – 2.9%
AIB Group PLC	57,800	$331,537
Air Lease Corp.	1,051	52,151
American Express Co. (f)	1,421	359,570
Banc of California, Inc.	2,034	28,435
Brookline Bancorp, Inc.	826	8,665
CaixaBank S.A.	55,974	326,272
Cathay General Bancorp, Inc.	865	38,337
Chiba Bank Ltd.	36,900	349,967
Columbia Banking System, Inc.	2,957	77,355
Credicorp Ltd.	1,266	216,030
Discover Financial Services	258	37,149

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
East West Bancorp, Inc.	1,076	$94,570
Eastern Bankshares, Inc.	2,124	35,343
Element Fleet Management Corp.	2,047	39,156
First Hawaiian, Inc.	1,835	45,948
First Interstate BancSystem, Inc.	1,481	46,755
Glacier Bancorp, Inc.	986	44,084
HDFC Bank Ltd.	2,978	57,348
HDFC Bank Ltd., ADR (a)	4,560	273,646
Herc Holdings, Inc.	235	36,622
Julius Baer Group Ltd.	1,193	65,308
M&T Bank Corp.	363	62,498
Metropolitan Bank & Trust Co.	83,917	98,759
Moody's Corp.	50	22,824
Northern Trust Corp.	776	68,792
Pacific Premier Bancorp, Inc.	2,216	59,965
Popular, Inc.	420	43,105
Prosperity Bancshares, Inc.	1,112	80,642
Sandy Spring Bancorp, Inc.	734	22,482
Shizuoka Financial Group, Inc.	5,800	58,400
SLM Corp.	3,830	86,903
Synchrony Financial	4,173	211,947
Texas Capital Bancshares, Inc. (a)	501	33,116
UMB Financial Corp.	453	46,215
United Community Bank, Inc.	1,313	40,637
Visa, Inc., “A” (s)	1,601	425,338
Wintrust Financial Corp.	341	36,896
		$3,962,767
Pharmaceuticals – 3.1%
AbbVie, Inc.	286	$53,002
Amicus Therapeutics, Inc. (a)	3,216	33,157
Annexon, Inc. (a)	1,268	8,128
Ascendis Pharma, ADR (a)	956	127,626
Bristol-Myers Squibb Co.	2,463	117,140
Chugai Pharmaceutical Co. Ltd.	1,800	78,760
Collegium Pharmaceutical, Inc. (a)	715	27,578
Cytokinetics, Inc. (a)	321	18,942
Eli Lilly & Co. (f)	340	273,452
Harmony Biosciences Holdings (a)	624	21,129
Jazz Pharmaceuticals PLC (a)	565	62,291
Johnson & Johnson	3,017	476,234
Kymera Therapeutics, Inc. (a)	405	18,711
Kyowa Kirin Co. Ltd.	400	8,464
Legend Biotech Corp., ADR (a)	359	20,244
Merck & Co., Inc. (f)	5,040	570,175
Merck KGaA	439	78,773
Neurocrine Biosciences, Inc. (a)	162	22,934
Novartis AG	1,729	194,184
Novo Nordisk A.S., “B”	1,833	242,436
Organon & Co.	12,927	282,584
Pfizer, Inc. (s)	9,908	302,590
Regeneron Pharmaceuticals, Inc. (a)	106	114,394
Roche Holding AG	2,261	736,194
Sanofi	538	55,506
Santen Pharmaceutical Co. Ltd.	1,500	18,068
SpringWorks Therapeutics, Inc. (a)	587	21,079
Suzuken Co. Ltd./Aichi Japan	1,900	69,186
Ultragenyx Pharmaceutical, Inc. (a)	544	24,491
Vertex Pharmaceuticals, Inc. (a)	348	172,511

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Viking Therapeutics, Inc. (a)	264	$15,048
		$4,265,011
Pollution Control – 0.1%
GFL Environmental, Inc.	2,748	$106,677
Precious Metals & Minerals – 0.8%
Agnico Eagle Mines Ltd.	1,490	$114,968
Agnico Eagle Mines Ltd.	1,177	90,829
Franco-Nevada Corp.	5,228	673,716
Wheaton Precious Metals Corp.	3,816	228,161
		$1,107,674
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	1,030	$172,893
Railroad & Shipping – 0.3%
Canadian Pacific Kansas City Ltd.	347	$29,086
CSX Corp.	3,878	136,118
Norfolk Southern Corp.	149	37,184
Sankyu, Inc.	1,700	58,376
Union Pacific Corp.	660	162,842
		$423,606
Real Estate – 1.1%
Brixmor Property Group, Inc., REIT	2,989	$76,130
Broadstone Net Lease, Inc., REIT	1,738	30,259
CapitaLand Investment Ltd.	23,000	46,531
Cushman & Wakefield PLC (a)	2,613	34,256
DigitalBridge Group, Inc., REIT	2,471	34,915
Essential Properties Realty Trust, REIT	1,375	40,686
Jones Lang LaSalle, Inc. (a)	1,690	424,021
LEG Immobilien SE	890	77,885
PennyMac Financial Services, Inc.	196	19,232
Phillips Edison & Co., REIT	937	32,889
Simon Property Group, Inc., REIT	2,538	389,431
TAG Immobilien AG (a)	11,882	179,387
Two Harbors Investment Corp., REIT	1,933	26,037
W.P. Carey, Inc., REIT	664	38,386
		$1,450,045
Real Estate - Office – 0.0%
Cousins Properties, Inc., REIT	618	$17,001
Douglas Emmett, Inc., REIT	1,202	19,340
Empire State Realty Trust, REIT, “A”	1,865	20,086
		$56,427
Real Estate - Storage – 0.4%
Extra Space Storage, Inc., REIT	468	$74,702
LXP Industrial Trust, REIT	3,576	36,833
National Storage Affiliates Trust, REIT	1,094	46,572
Prologis, Inc., REIT	2,330	293,696
STAG Industrial, Inc., REIT	2,462	100,474
Terreno Realty Corp., REIT	668	45,698
		$597,975

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.5%
Aramark	1,207	$41,364
Chipotle Mexican Grill, Inc., “A” (a)	1,956	106,250
Darden Restaurants, Inc.	355	51,933
Greggs PLC	3,014	121,432
Pluxee N.V. (a)	1,085	25,428
Sodexo	839	79,496
U.S. Foods Holding Corp. (a)	2,661	144,732
Wingstop, Inc.	215	80,384
Yum China Holdings, Inc.	510	15,422
		$666,441
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	90	$23,747
Akzo Nobel N.V.	323	19,967
Ashland, Inc.	2,777	268,397
Axalta Coating Systems Ltd. (a)	1,569	55,935
Chemours Co.	1,385	33,475
Corteva, Inc.	1,188	66,647
Croda International PLC	1,917	99,611
Dow, Inc.	448	24,403
DuPont de Nemours, Inc.	979	81,942
Linde PLC	2,420	1,097,470
Quaker Chemical Corp.	141	25,601
Shin-Etsu Chemical Co. Ltd.	1,900	84,891
Sika AG	1,059	321,893
Symrise AG	1,140	144,042
		$2,348,021
Specialty Stores – 2.4%
ACV Auctions, Inc. (a)	1,621	$27,687
Amazon.com, Inc. (a)(f)	9,321	1,742,841
AutoZone, Inc. (a)	70	219,358
BJ's Wholesale Club Holdings, Inc. (a)	364	32,017
Chewy, Inc., “A” (a)	553	13,372
Home Depot, Inc.	134	49,333
Lowe's Cos., Inc.	1,281	314,498
Monro Muffler Brake, Inc.	344	10,602
O'Reilly Automotive, Inc. (a)	399	449,410
Ross Stores, Inc.	443	63,451
Target Corp.	997	149,959
ZOZO, Inc. (l)	3,700	108,747
Zumiez, Inc. (a)	1,200	30,504
		$3,211,779
Telecommunications - Wireless – 0.3%
Advanced Info Service Public Co. Ltd.	5,500	$35,952
Cellnex Telecom S.A.	2,973	103,540
Etihad Etisalat Co.	5,224	72,403
Infrastrutture Wireless Italiane S.p.A.	7,139	79,425
KDDI Corp.	1,400	42,073
Rogers Communications, Inc.	612	23,666
SBA Communications Corp., REIT	214	46,982
SoftBank Group Corp.	700	42,914
		$446,955
Telephone Services – 0.0%
Hellenic Telecommunications Organization S.A.	1,216	$19,964

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.6%
Altria Group, Inc. (f)	11,709	$573,858
British American Tobacco PLC	2,274	80,246
Philip Morris International, Inc.	1,054	121,378
		$775,482
Trucking – 0.3%
J.B. Hunt Transport Services, Inc.	293	$50,733
Knight-Swift Transportation Holdings, Inc.	1,568	85,346
RXO, Inc. (a)	936	29,681
Saia, Inc. (a)	51	21,310
Schneider National, Inc.	963	25,914
Seino Holdings Co. Ltd.	6,500	101,870
SG Holdings Co. Ltd. (l)	3,300	33,561
XPO, Inc. (a)	692	79,504
Yamato Holdings Co. Ltd.	2,300	28,050
		$455,969
Utilities - Electric Power – 1.9%
Alliant Energy Corp.	1,158	$64,454
Black Hills Corp.	710	41,925
CenterPoint Energy, Inc.	1,206	33,466
CLP Holdings Ltd.	3,000	25,883
CMS Energy Corp.	888	57,542
Dominion Energy, Inc. (f)	5,582	298,414
DTE Energy Co.	1,418	170,912
Duke Energy Corp. (f)	2,974	324,969
E.ON SE	2,776	38,951
Edison International	2,459	196,745
Iberdrola S.A.	5,642	74,372
NorthWestern Corp.	968	52,049
NRG Energy, Inc.	3,182	239,191
PG&E Corp.	10,504	191,698
Pinnacle West Capital Corp.	462	39,543
Portland General Electric Co.	1,215	57,567
PPL Corp.	594	17,654
Public Service Enterprise Group, Inc.	687	54,802
Sempra Energy	485	38,829
Southern Co.	4,465	372,917
Vistra Corp.	2,661	210,804
		$2,602,687
Total Common Stocks		$101,070,283
Bonds – 19.5%
Aerospace & Defense – 0.5%
Boeing Co., 2.196%, 2/04/2026	$65,000	$61,861
Boeing Co., 5.15%, 5/01/2030	42,000	41,361
Boeing Co., 5.805%, 5/01/2050	194,000	180,781
General Dynamics Corp., 3.625%, 4/01/2030	96,000	91,896
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	118,000	119,690
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	133,000	135,433
		$631,022
Asset-Backed & Securitized – 0.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.011%, 11/15/2054 (i)	$980,375	$44,168
ACREC 2021-FL1 Ltd., “A”, FLR, 6.598% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	78,835	78,582
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	58,415	58,370
BDS 2021-FL7 Ltd., “B”, FLR, 6.948% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	100,000	98,997
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.255%, 7/15/2054 (i)	1,209,543	68,652

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
KREF 2018-FT1 Ltd., “A”, FLR, 6.519% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	$99,798	$98,332
KREF 2018-FT1 Ltd., “AS”, FLR, 6.749% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	100,000	96,730
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	42,979	43,020
MF1 Multi-Family Housing Mortgage Loan Trust, 2024-FL5, “A”, FLR, 6.988% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	100,000	99,833
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	91,007	91,901
PFP III 2021-8 Ltd., “A”, FLR, 6.442% ((SOFR - 1mo. + 0.11448%) + 1%), 8/09/2037 (n)	692	693
PFP III 2021-8 Ltd., “AS”, FLR, 6.692% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	104,000	103,502
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	44,653	44,802
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	7,673	7,669
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	97,442	98,504
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	36,000	36,070
		$1,069,825
Automotive – 0.3%
Cummins, Inc., 5.45%, 2/20/2054	$50,000	$50,278
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	200,000	205,413
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	50,000	41,971
Hyundai Capital America, 6.375%, 4/08/2030 (n)	97,000	103,187
		$400,849
Broadcasting – 0.3%
Walt Disney Co., 3.35%, 3/24/2025	$80,000	$79,072
Walt Disney Co., 3.5%, 5/13/2040	135,000	110,202
Walt Disney Co., 3.8%, 5/13/2060	150,000	113,933
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	81,000	70,263
		$373,470
Brokerage & Asset Managers – 0.2%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	$53,000	$54,300
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	51,000	54,011
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	120,000	117,215
LPL Holdings, Inc., 6.75%, 11/17/2028	25,000	26,395
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	96,000	88,558
		$340,479
Building – 0.0%
Vulcan Materials Co., 3.5%, 6/01/2030	$42,000	$39,273
Vulcan Materials Co., 4.5%, 6/15/2047	34,000	29,391
		$68,664
Business Services – 0.3%
Fiserv, Inc., 4.4%, 7/01/2049	$174,000	$145,802
Mastercard, Inc., 3.85%, 3/26/2050	77,000	62,638
Visa, Inc., 2.05%, 4/15/2030	92,000	81,013
Visa, Inc., 2.7%, 4/15/2040	88,000	66,011
Visa, Inc., 2%, 8/15/2050	107,000	62,103
		$417,567
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$151,000	$154,359
Comcast Corp., 4.8%, 5/15/2033	34,000	33,839
Comcast Corp., 5.35%, 5/15/2053	118,000	115,506
Videotron Ltd., 3.625%, 6/15/2029 (n)	123,000	114,370
		$418,074
Computer Software – 0.2%
Cisco Systems, Inc., 5.5%, 1/15/2040	$53,000	$55,065
Microsoft Corp., 2.525%, 6/01/2050	165,000	107,260
Microsoft Corp., 2.5%, 9/15/2050	113,000	72,811

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
Oracle Corp., 5.55%, 2/06/2053	$65,000	$63,217
		$298,353
Computer Software - Systems – 0.2%
Apple, Inc., 1.7%, 8/05/2031	$178,000	$149,498
Apple, Inc., 2.65%, 5/11/2050	193,000	127,685
		$277,183
Conglomerates – 0.3%
Ingersoll Rand, Inc., 5.45%, 6/15/2034	$34,000	$35,066
nVent Finance S.à r.l., 5.65%, 5/15/2033	87,000	88,664
Regal Rexnord Corp., 6.05%, 4/15/2028	79,000	80,955
Regal Rexnord Corp., 6.3%, 2/15/2030	68,000	70,923
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	111,000	110,387
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	50,000	51,437
		$437,432
Consumer Products – 0.3%
Kenvue, Inc., 5%, 3/22/2030	$112,000	$114,730
Kenvue, Inc., 5.1%, 3/22/2043	71,000	70,070
Kenvue, Inc., 5.05%, 3/22/2053	75,000	72,489
Mattel, Inc., 3.75%, 4/01/2029 (n)	94,000	88,294
		$345,583
Consumer Services – 0.2%
Booking Holdings, Inc., 3.55%, 3/15/2028	$100,000	$96,765
Booking Holdings, Inc., 4.625%, 4/13/2030	56,000	56,216
CBRE Group, Inc., 5.95%, 8/15/2034	152,000	159,486
		$312,467
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$96,000	$97,022
Electronics – 0.4%
Analog Devices, Inc., 5.05%, 4/01/2034	$190,000	$194,037
Broadcom, Inc., 5.05%, 7/12/2029	54,000	54,665
Intel Corp., 5.2%, 2/10/2033	52,000	53,047
Intel Corp., 5.7%, 2/10/2053	149,000	150,256
Lam Research Corp., 4.875%, 3/15/2049	122,000	114,989
		$566,994
Emerging Market Quasi-Sovereign – 0.1%
Saudi Arabian Oil Co., 5.25%, 7/17/2034 (n)	$200,000	$200,996
Energy - Independent – 0.5%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$39,000	$39,478
Diamondback Energy, Inc., 5.75%, 4/18/2054	100,000	98,984
EQT Corp., 3.625%, 5/15/2031 (n)	65,000	58,404
Occidental Petroleum Corp., 6.125%, 1/01/2031	53,000	55,355
Occidental Petroleum Corp., 4.4%, 4/15/2046	122,000	98,560
Occidental Petroleum Corp., 6.05%, 10/01/2054	37,000	37,199
Pioneer Natural Resources Co., 1.9%, 8/15/2030	102,000	87,653
Pioneer Natural Resources Co., 2.15%, 1/15/2031	72,000	61,871
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	87,000	94,568
		$632,072

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$84,000	$71,537
BP Capital Markets America, Inc., 4.812%, 2/13/2033	78,000	77,254
BP Capital Markets America, Inc., 3.001%, 3/17/2052	91,000	60,277
		$209,068
Financial Institutions – 0.2%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$94,000	$92,373
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	200,000	202,438
		$294,811
Food & Beverages – 1.1%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$200,000	$205,743
Bacardi Ltd., 5.15%, 5/15/2038 (n)	214,000	203,470
Campbell Soup Co., 5.2%, 3/21/2029	9,000	9,182
Campbell Soup Co., 2.375%, 4/24/2030	14,000	12,359
Constellation Brands, Inc., 2.25%, 8/01/2031	76,000	63,908
Constellation Brands, Inc., 4.1%, 2/15/2048	149,000	120,507
Diageo Capital PLC, 5.625%, 10/05/2033	205,000	217,407
JBS USA Food Co., 6.5%, 12/01/2052	41,000	41,392
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	94,000	85,139
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	47,000	41,750
Kraft Heinz Foods Co., 4.875%, 10/01/2049	90,000	80,381
Kraft Heinz Foods Co., 5.5%, 6/01/2050	98,000	95,829
Mars, Inc., 4.55%, 4/20/2028 (n)	175,000	175,257
Mars, Inc., 4.75%, 4/20/2033 (n)	130,000	129,262
SYSCO Corp., 4.45%, 3/15/2048	45,000	38,100
		$1,519,686
Gaming & Lodging – 0.2%
Las Vegas Sands Corp., 5.9%, 6/01/2027	$44,000	$44,699
Las Vegas Sands Corp., 6.2%, 8/15/2034	66,000	66,759
Marriott International, Inc., 2.85%, 4/15/2031	83,000	72,750
Marriott International, Inc., 3.5%, 10/15/2032	40,000	35,652
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	47,000	45,854
		$265,714
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	$234,000	$146,643
Insurance – 0.2%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$115,000	$105,690
Corebridge Financial, Inc., 4.35%, 4/05/2042	119,000	101,302
Lincoln National Corp., 5.852%, 3/15/2034	98,000	100,853
		$307,845
Insurance - Health – 0.5%
Elevance Health, Inc., 5.375%, 6/15/2034	$69,000	$70,789
Elevance Health, Inc., 5.65%, 6/15/2054	94,000	94,977
Humana, Inc., 4.95%, 10/01/2044	63,000	56,311
Humana, Inc., 5.5%, 3/15/2053	17,000	16,151
UnitedHealth Group, Inc., 5.3%, 2/15/2030	90,000	93,253
UnitedHealth Group, Inc., 2.3%, 5/15/2031	144,000	123,836
UnitedHealth Group, Inc., 4.625%, 7/15/2035	64,000	62,550
UnitedHealth Group, Inc., 5.5%, 7/15/2044	41,000	41,468
UnitedHealth Group, Inc., 5.875%, 2/15/2053	65,000	68,784
		$628,119

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.4%
American International Group, Inc., 5.125%, 3/27/2033	$118,000	$118,989
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	83,000	90,069
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	80,000	90,481
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	76,000	67,485
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	32,000	32,487
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	70,000	45,076
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	52,000	52,656
		$497,243
International Market Quasi-Sovereign – 0.3%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$200,000	$208,470
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	200,000	168,286
		$376,756
International Market Sovereign – 0.1%
Government of Bermuda, 5%, 7/15/2032 (n)	$200,000	$194,800
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 5.5%, 1/12/2029	$101,000	$103,659
CNH Industrial N.V., 3.85%, 11/15/2027	147,000	142,598
		$246,257
Major Banks – 3.4%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$86,000	$84,925
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	168,000	160,564
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	106,000	109,758
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	229,000	198,009
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	38,000	39,879
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	150,580
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	250,000	235,652
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	150,000	151,497
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	132,000	135,427
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	105,000	102,368
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	108,000	111,369
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	295,000	251,365
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	53,000	53,839
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	186,597
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	200,000	169,571
Morgan Stanley, 3.125%, 7/27/2026	82,000	79,410
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	48,000	49,011
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	100,000	89,405
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	155,000	145,282
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	94,000	95,413
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	200,000	202,014
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	244,781
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	62,000	62,571
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	53,000	54,656
Royal Bank of Canada, 2.3%, 11/03/2031	65,000	55,250
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	163,555
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	200,000	202,403
Toronto-Dominion Bank, 4.108%, 6/08/2027	82,000	80,611
Toronto-Dominion Bank, 4.693%, 9/15/2027	117,000	116,942
UBS Group AG, 5.617%, 9/13/2030 (n)	200,000	204,586
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	200,000	146,594
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	338,507
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	50,000	49,613
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	99,000	101,377
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	31,000	27,492
		$4,650,873

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.6%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$191,194
Becton, Dickinson and Co., 2.823%, 5/20/2030	48,000	43,337
Becton, Dickinson and Co., 4.298%, 8/22/2032	60,000	57,505
ICON Investments Six DAC, 5.809%, 5/08/2027	200,000	204,022
IQVIA, Inc., 6.25%, 2/01/2029	84,000	87,767
Marin General Hospital, 7.242%, 8/01/2045	59,000	70,884
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	131,000	133,915
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	69,000	58,029
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	57,000	41,801
		$888,454
Medical Equipment – 0.0%
Danaher Corp., 2.6%, 10/01/2050	$107,000	$67,606
Metals & Mining – 0.0%
Vale Overseas Ltd., 6.4%, 6/28/2054	$65,000	$64,904
Midstream – 0.8%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$22,000	$22,337
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	38,000	40,703
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	125,000	135,441
Enbridge, Inc., 5.7%, 3/08/2033	54,000	55,757
Enbridge, Inc., 5.95%, 4/05/2054	57,000	57,828
Energy Transfer LP, 4%, 10/01/2027	77,000	75,116
Energy Transfer LP, 5.95%, 5/15/2054	81,000	79,986
Enterprise Products Operating LLC, 4.85%, 1/31/2034	177,000	176,449
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	123,464	116,568
Plains All American Pipeline LP, 4.65%, 10/15/2025	39,000	38,734
Plains All American Pipeline LP, 3.55%, 12/15/2029	146,000	136,262
Targa Resources Corp., 4.95%, 4/15/2052	123,000	107,732
		$1,042,913
Municipals – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$60,000	$50,992
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	160,000	133,305
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	100,000	104,762
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	95,000	82,194
		$371,253
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$102,000	$97,446
Other Banks & Diversified Financials – 0.5%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$200,000	$210,513
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	200,000	220,284
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028	97,000	94,839
Macquarie Group Ltd., 5.887%, 6/15/2034 (n)	53,000	54,701
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	76,000	81,863
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	54,000	55,211
		$717,411
Pharmaceuticals – 0.6%
AbbVie, Inc., 5.35%, 3/15/2044	$90,000	$91,473
AbbVie, Inc., 5.4%, 3/15/2054	52,000	52,679
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	49,000	49,871
Bristol-Myers Squibb Co., 5.55%, 2/22/2054	28,000	28,367
Eli Lilly & Co., 4.7%, 2/09/2034	131,000	131,323
Merck & Co., Inc., 2.75%, 12/10/2051	58,000	37,412
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	30,000	29,626

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Pfizer, Inc., 2.55%, 5/28/2040	$58,000	$41,577
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	142,000	146,792
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	140,000	147,137
		$756,257
Pollution Control – 0.1%
Waste Management, Inc., 4.625%, 2/15/2033	$143,000	$141,376
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$114,000	$117,558
Railroad & Shipping – 0.2%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$116,000	$113,836
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	41,000	42,092
Canadian Pacific Railway Co., 3.1%, 12/02/2051	80,000	54,446
		$210,374
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$81,000	$78,758
Corporate Office Property LP, REIT, 2%, 1/15/2029	100,000	86,939
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	65,000	55,029
		$220,726
Real Estate - Other – 0.2%
EPR Properties, REIT, 3.6%, 11/15/2031	$86,000	$74,491
Extra Space Storage LP, 5.5%, 7/01/2030	90,000	92,602
Prologis LP, REIT, 5.125%, 1/15/2034	137,000	138,707
		$305,800
Real Estate - Retail – 0.2%
NNN REIT, Inc., 5.6%, 10/15/2033	$85,000	$86,776
STORE Capital Corp., REIT, 4.625%, 3/15/2029	23,000	22,229
STORE Capital Corp., REIT, 2.75%, 11/18/2030	133,000	113,339
		$222,344
Retailers – 0.3%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$105,000	$80,267
Amazon.com, Inc., 3.6%, 4/13/2032	102,000	95,888
AutoZone, Inc., 4.75%, 8/01/2032	76,000	74,690
Home Depot, Inc., 4.85%, 6/25/2031	27,000	27,375
Home Depot, Inc., 3.9%, 6/15/2047	114,000	92,827
		$371,047
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$69,000	$65,883
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	30,000	27,222
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	35,000	29,886
International Flavors & Fragrances, Inc., 5%, 9/26/2048	77,000	68,051
		$191,042
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$111,000	$80,373
Telecommunications - Wireless – 0.6%
American Tower Corp., 5.2%, 2/15/2029	$70,000	$70,972
American Tower Corp., 5.45%, 2/15/2034	80,000	81,570
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	79,000	78,242
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	75,000	73,160
Rogers Communications, Inc., 4.5%, 3/15/2042	95,000	82,714

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
T-Mobile USA, Inc., 3.5%, 4/15/2025	$119,000	$117,329
T-Mobile USA, Inc., 5.05%, 7/15/2033	104,000	104,156
Vodafone Group PLC, 5.625%, 2/10/2053	165,000	162,096
		$770,239
Tobacco – 0.2%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$77,000	$81,959
Philip Morris International, Inc., 5.625%, 11/17/2029	63,000	65,799
Philip Morris International, Inc., 5.125%, 2/15/2030	91,000	92,502
		$240,260
Transportation - Services – 0.2%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$85,000	$86,567
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	133,000	139,531
GXO Logistics, Inc., 6.25%, 5/06/2029	20,000	20,741
		$246,839
U.S. Treasury Obligations – 0.7%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$187,000	$140,871
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)	323,000	300,592
U.S. Treasury Bonds, 4.375%, 8/15/2043	370,000	368,193
U.S. Treasury Bonds, 4.75%, 11/15/2043	37,000	38,642
U.S. Treasury Bonds, 4.5%, 2/15/2044	109,000	110,090
U.S. Treasury Bonds, 4.625%, 5/15/2044	40,000	41,081
		$999,469
Utilities - Electric Power – 1.6%
AEP Transmission Co. LLC, 5.4%, 3/15/2053	$67,000	$66,254
Alabama Power Co., 3.45%, 10/01/2049	177,000	129,688
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	35,000	35,085
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	95,000	81,096
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	25,000	24,224
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	21,000	18,065
DTE Energy Co., 4.95%, 7/01/2027	73,000	73,270
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	171,000	149,905
Duke Energy Florida LLC, 6.2%, 11/15/2053	48,000	52,416
Enel Finance International N.V., 2.5%, 7/12/2031 (n)	200,000	168,402
Eversource Energy, 5.5%, 1/01/2034	79,000	79,599
FirstEnergy Corp., 2.65%, 3/01/2030	162,000	143,583
Florida Power & Light Co., 3.95%, 3/01/2048	50,000	40,728
Georgia Power Co., 4.7%, 5/15/2032	162,000	160,373
Georgia Power Co., 5.125%, 5/15/2052	86,000	82,437
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	107,000	90,936
MidAmerican Energy Co., 5.85%, 9/15/2054	102,000	107,422
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	54,000	54,374
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	102,000	85,645
Pacific Gas & Electric Co., 6.1%, 1/15/2029	51,000	53,026
Pacific Gas & Electric Co., 2.5%, 2/01/2031	105,000	88,955
Pacific Gas & Electric Co., 4%, 12/01/2046	75,000	55,997
PPL Electric Utilities Corp., 4.85%, 2/15/2034	80,000	79,834
Southern California Edison Co., 4.5%, 9/01/2040	50,000	44,192
Southern California Edison Co., 3.65%, 2/01/2050	18,000	13,285
WEC Energy Group, Inc., 4.75%, 1/09/2026	163,000	162,508
Xcel Energy, Inc., 4.6%, 6/01/2032	81,000	78,047
Xcel Energy, Inc., 5.5%, 3/15/2034	26,000	26,330
		$2,245,676
Total Bonds		$26,595,234

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	149	$0
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a)	$ 2.565	11/23/27	1,246	$0
Total Warrants				$0

Investment Companies (h) – 6.5%
Money Market Funds – 6.5%
MFS Institutional Money Market Portfolio, 5.39% (v)	8,823,815	$8,824,698
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Euro Stoxx 50 Index – March 2025 @ EUR 3,400	Put	Goldman Sachs International	$ 1,634,859	31	$5,334
Standard & Poor's 500 Index – December 2024 @ $3,600	Put	Goldman Sachs International	1,656,690	3	2,220
Standard & Poor's 500 Index – February 2025 @ $4,850	Put	Goldman Sachs International	7,731,220	14	82,348
Standard & Poor's 500 Index – June 2025 @ $3,500	Put	Goldman Sachs International	1,656,690	3	5,790
Standard & Poor's 500 Index – December 2025 @ $3,400	Put	Goldman Sachs International	1,656,690	3	9,180
Standard & Poor's 500 Index – December 2025 @ $4,250	Put	Goldman Sachs International	1,656,690	3	21,570
Total Purchased Options					$126,442
Issuer	Shares/Par
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j)	37,013	$37,013
Written Options (see table below) – (0.0)%		$(31,360)

Other Assets, Less Liabilities – (0.2)%		(233,831)
Net Assets – 100.0%		$136,388,479
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,824,698 and $127,828,972, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,000,304, representing 5.1% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
QXO, Inc. (PIPE)	7/19/24	$20,455	$27,975
% of Net assets			0.0%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 7/31/24
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Standard & Poor's 500 Index – February 2025 @ $4,100	Put	Goldman Sachs International	(14)	$(7,731,220)	$4,100	February – 2025	$(31,360)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	158,000	USD	179,440	Merrill Lynch International	8/21/2024	$985
GBP	965,204	USD	1,222,165	State Street Bank Corp.	8/21/2024	18,895
JPY	38,145,000	USD	245,251	JPMorgan Chase Bank N.A.	8/21/2024	10,138
USD	6,236,512	AUD	9,334,423	Merrill Lynch International	8/21/2024	129,051
USD	163,769	BRL	909,113	Barclays Bank PLC	9/27/2024	4,004
USD	1,133,042	CAD	1,547,000	JPMorgan Chase Bank N.A.	8/21/2024	11,911
USD	281,839	CAD	383,431	UBS AG	8/21/2024	3,961
USD	924,156	DKK	6,315,287	HSBC Bank	8/21/2024	7,245
USD	92,509	DKK	631,000	Merrill Lynch International	8/21/2024	895

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	2,186,733	EUR	1,996,000	Barclays Bank PLC	8/21/2024	$24,553
USD	10,485,912	EUR	9,615,334	Morgan Stanley Capital Services, Inc.	8/21/2024	70,039
USD	333,699	GBP	256,000	Morgan Stanley Capital Services, Inc.	8/21/2024	4,534
USD	1,109,058	HKD	8,633,902	Morgan Stanley Capital Services, Inc.	8/21/2024	3,314
USD	75,947	IDR	1,212,682,000	Citibank N.A.	8/21/2024	1,411
USD	119,513	ILS	439,381	Goldman Sachs International	8/21/2024	3,112
USD	599,778	INR	50,231,252	Barclays Bank PLC	8/21/2024	208
USD	364,395	KRW	489,025,800	Citibank N.A.	8/21/2024	8,767
USD	132,015	MXN	2,241,897	Barclays Bank PLC	8/21/2024	12,057
USD	986,672	NOK	10,558,000	State Street Bank Corp.	8/21/2024	18,507
USD	5,885,826	NZD	9,642,841	Morgan Stanley Capital Services, Inc.	8/21/2024	146,702
USD	1,135,244	SEK	11,753,000	UBS AG	8/21/2024	36,672
USD	701,417	TWD	22,453,323	Citibank N.A.	8/21/2024	16,834
						$533,795
Liability Derivatives
AUD	4,174,000	USD	2,816,278	Deutsche Bank AG	8/21/2024	$(85,253)
AUD	6,973,000	USD	4,647,889	HSBC Bank	8/21/2024	(85,493)
CAD	1,272,000	USD	931,746	JPMorgan Chase Bank N.A.	8/21/2024	(9,912)
NOK	48,206,893	USD	4,507,887	HSBC Bank	8/21/2024	(87,331)
NOK	6,808,000	USD	647,173	UBS AG	8/21/2024	(22,881)
NZD	3,563,000	USD	2,168,398	JPMorgan Chase Bank N.A.	8/21/2024	(47,810)
NZD	4,957,000	USD	3,069,429	State Street Bank Corp.	8/21/2024	(119,174)
SEK	17,137,000	USD	1,632,403	JPMorgan Chase Bank N.A.	8/21/2024	(30,581)
SEK	32,865,069	USD	3,082,606	State Street Bank Corp.	8/21/2024	(10,655)
USD	8,998,255	CHF	8,052,619	State Street Bank Corp.	8/21/2024	(197,288)
USD	530,918	GBP	415,000	Barclays Bank PLC	8/21/2024	(2,688)
USD	1,590,097	JPY	245,074,000	Citibank N.A.	8/21/2024	(50,727)
USD	9,949,208	JPY	1,524,769,584	Morgan Stanley Capital Services, Inc.	8/21/2024	(259,458)
USD	402,723	SGD	539,841	State Street Bank Corp.	8/21/2024	(1,573)
USD	89,074	THB	3,204,240	Barclays Bank PLC	8/21/2024	(1,235)
USD	113,149	ZAR	2,078,796	Morgan Stanley Capital Services, Inc.	8/21/2024	(801)
						$(1,012,860)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Short	EUR	39	$3,184,997	August – 2024	$59,365
FTSE MIB Index	Long	EUR	10	1,837,390	September – 2024	49,368
Hang Seng Index	Short	HKD	3	331,309	August – 2024	1,232
KOSPI 200 Index	Long	KRW	15	1,041,098	September – 2024	35,133
Mexbol Index	Long	MXN	119	3,437,913	September – 2024	43,058
Mini Ibovespa	Long	BRL	315	1,427,075	August – 2024	44,832
S&P/TSX 60 Index	Long	CAD	19	3,812,798	September – 2024	240,874
						$473,862

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	38	$2,864,762	September – 2024	$15,706
Long Gilt 10 yr	Long	GBP	21	2,678,598	September – 2024	20,747
U.S. Treasury Bond 30 yr	Long	USD	1	120,781	September – 2024	1,246
U.S. Treasury Note 2 yr	Long	USD	10	2,053,672	September – 2024	16,237
						$53,936
						$527,798
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	841	$3,062,103	August – 2024	$(131,480)
DAX Index	Long	EUR	4	2,013,634	September – 2024	(4,017)
FTSE 100 Index	Short	GBP	67	7,198,469	September – 2024	(140,086)
FTSE Taiwan Index	Short	USD	32	2,388,480	August – 2024	(14,903)
FTSE/JSE Top 40 Index	Short	ZAR	42	1,750,890	September – 2024	(55,220)
IBEX 35 Index	Long	EUR	6	720,480	August – 2024	(8,470)
MSCI Singapore Index	Short	SGD	15	352,648	August – 2024	(1,578)
NSE IFSC NIFTY 50 Index	Short	USD	51	2,554,998	August – 2024	(50,870)
OMX 30 Index	Long	SEK	209	5,104,879	August – 2024	(3,394)
Russell 2000 Index	Short	USD	120	13,638,000	September – 2024	(1,260,444)
S&P 500 E-Mini Index	Short	USD	118	32,792,200	September – 2024	(325,944)
S&P MidCap 400 Index	Short	USD	35	10,920,350	September – 2024	(530,864)
S&P/ASX 200 Index	Short	AUD	39	5,141,271	September – 2024	(225,321)
Topix Index	Long	JPY	6	1,117,907	September – 2024	(31,131)
						$(2,783,722)
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	29	$2,582,305	September – 2024	$(32,023)
Euro-Bund 10 yr	Short	EUR	23	3,328,774	September – 2024	(76,718)
Japan Government Bond 10 yr	Long	JPY	5	4,763,526	September – 2024	(10,397)
U.S. Treasury Note 10 yr	Short	USD	89	9,951,312	September – 2024	(91,187)
U.S. Treasury Ultra Note 10 yr	Short	USD	4	462,313	September – 2024	(13,451)
						$(223,776)
						$(3,007,498)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
9/16/26	USD	41,900,000	centrally cleared	4.307% / Annually	Daily SOFR / Annually	$258,691	$1,149	$259,841
9/19/29	USD	17,600,000	centrally cleared	3.855% / Annually	Daily SOFR / Annually	211,886	939	212,825
						$470,577	$2,088	$472,666

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
9/20/34	USD	9,600,000	centrally cleared	Daily SOFR / Annually	3.759% / Annually	$(123,444)	$(1,496)	$(124,940)
9/16/54	USD	4,400,000	centrally cleared	Daily SOFR / Annually	3.545% / Annually	(12,346)	454	(11,892)
						$(135,790)	$(1,042)	$(136,832)
At July 31, 2024, the fund had cash collateral of $355,629 and other liquid securities with an aggregate value of $14,273,019 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of

Supplemental Information (unaudited) – continued
investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$68,189,112	$64,515	$—	$68,253,627
Japan	919,531	4,710,552	—	5,630,083
France	5,030,819	—	—	5,030,819
United Kingdom	3,482,875	—	—	3,482,875
Switzerland	3,023,859	—	—	3,023,859
Canada	2,788,390	—	—	2,788,390
Germany	2,674,266	5,334	—	2,679,600
Netherlands	1,486,003	—	—	1,486,003
Taiwan	645,859	478,705	—	1,124,564
Other Countries	5,152,297	2,544,608	—	7,696,905
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	999,469	—	999,469
Non - U.S. Sovereign Debt	—	772,552	—	772,552
Municipal Bonds	—	371,253	—	371,253
U.S. Corporate Bonds	—	17,474,708	—	17,474,708
Residential Mortgage-Backed Securities	—	190,405	—	190,405
Commercial Mortgage-Backed Securities	—	217,015	—	217,015
Asset-Backed Securities (including CDOs)	—	662,405	—	662,405
Foreign Bonds	—	5,907,427	—	5,907,427
Mutual Funds	8,861,711	—	—	8,861,711
Total	$102,254,722	$34,398,948	$—	$136,653,670
Other Financial Instruments
Futures Contracts – Assets	$492,665	$35,133	$—	$527,798
Futures Contracts – Liabilities	(2,619,566)	(387,932)	—	(3,007,498)
Forward Foreign Currency Exchange Contracts – Assets	—	533,795	—	533,795
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,012,860)	—	(1,012,860)
Swap Agreements – Assets	—	472,666	—	472,666
Swap Agreements – Liabilities	—	(136,832)	—	(136,832)
Written Options - Liabilities	(31,360)	—	—	(31,360)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At July 31, 2024, the value of securities loaned was $479,485. These loans were collateralized by cash of $37,013 and U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $460,210.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,853,504	$69,845,949	$70,874,899	$21	$123	$8,824,698
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$368,632	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2024, are as follows:
United States	67.2%
Japan	9.0%
Sweden	4.1%
Canada	3.9%
Mexico	2.6%
Switzerland	2.5%
Turkey	2.2%
Italy	2.1%
France	1.5%
Other Countries	4.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.